8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock options outstanding (Details)	12 Months Ended
Jan. 31, 2018 $ / shares shares
Stock Option Outstanding 1
Number of Options Outstanding	2,425,000
Number Currently Exercisable	2,425,000
Exercise Price | $ / shares	$ 1.00
Expiry Date	Jul. 18, 2021
Stock Option Outstanding 2
Number of Options Outstanding	100,000
Number Currently Exercisable	100,000
Exercise Price | $ / shares	$ 1.00
Expiry Date	Feb. 20, 2021